Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Personnel Expenses [abstract]
Summary of Personnel Expenses
The following are the items included in the account as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Payroll	(636,334,446)	(550,716,590)	(531,638,137)
Social Contributions on Payroll	(161,595,979)	(130,990,629)	(124,821,012)
Personnel Compensations and Rewards	(362,187,017)	(628,861,805)	(288,567,490)
Services for Personnel	(30,383,230)	(20,311,828)	(23,552,204)
Other Short-term Personnel Expenses	(27,074,356)	(21,519,746)	(36,627,543)
Other Long-term Personnel Expenses	(15,668,496)	(4,496,985)	(1,603,828)
Total	(1,233,243,524)	(1,356,897,583)	(1,006,810,214)